SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2014 and 2013 are as follows:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$66,232	$385	$(226)	$66,391
Government-sponsored enterprises	27,435	120	(67)	27,488
Mortgage-backed securities:(1)
Agency - residential	67,008	907	(1,065)	66,850
Non-agency - residential	254	3	(4)	253
Corporate debt securities	1,000	—	—	1,000
Collateralized debt obligations	1,188	—	(7)	1,181
Obligations of state and political subdivisions	3,039	167	(6)	3,200
Tax-exempt securities	6,583	97	(3)	6,677
Total available for sale securities	$172,739	$1,679	$(1,378)	$173,040

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$54,228	$485	$(168)	$54,545
Government-sponsored enterprises	26,551	134	(393)	26,292
Mortgage-backed securities:(1)
Agency - residential	77,037	889	(1,809)	76,117
Non-agency - residential	530	26	(2)	554
Corporate debt securities	3,708	90	—	3,798
Collateralized debt obligations	1,210	—	(19)	1,191
Obligations of state and political subdivisions	4,063	141	(81)	4,123
Tax-exempt securities	3,841	—	(266)	3,575
Foreign government securities	25	—	—	25
Total available for sale securities	$171,193	$1,765	$(2,738)	$170,220

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

Investments Classified by Contractual Maturity Date

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2014 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$4,547	$4,561
After 1 but within 5 years	41,669	41,744
After 5 but within 10 years	16,684	16,837
After 10 years	42,577	42,795
	105,477	105,937
Mortgage-backed securities	67,262	67,103
Total debt securities	$172,739	$173,040

Realized Gain (Loss) on Investments
The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Gross gains on sales	$64	$626	$798
Gross losses on sales	—	(1,781)	(525)
Net gain (loss) on sale of securities	$64	$(1,155)	$273

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
The following tables present information pertaining to securities with gross unrealized losses at December 31, 2014 and 2013, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2014:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$9,273	$15	$16,655	$211	$25,928	$226
Government-sponsored enterprises	6,974	4	3,973	63	10,947	67
Mortgage-backed securities:
Agency - residential	4,251	122	32,127	943	36,378	1,065
Non-agency - residential	—	—	127	4	127	4
Collateralized debt obligations	1,181	7	—	—	1,181	7
Obligations of state and political subdivisions	—	—	668	6	668	6
Tax-exempt securities	1,141	3	—	—	1,141	3
Total	$22,820	$151	$53,550	$1,227	$76,370	$1,378

	Less Than 12 Months		12 Months Or More		Total
December 31, 2013:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,921	$142	$883	$26	$22,804	$168
Government-sponsored enterprises	12,376	393	—	—	12,376	393
Mortgage-backed securities:
Agency - residential	38,119	1,772	2,686	37	40,805	1,809
Non-agency - residential	169	2	—	—	169	2
Collateralized debt obligations	—	—	1,191	19	1,191	19
Obligations of state and political subdivisions	1,187	81	—	—	1,187	81
Tax-exempt securities	3,575	266	—	—	3,575	266
Total	$77,347	$2,656	$4,760	$82	$82,107	$2,738

Other than Temporary Impairment, Credit Losses Recognized in Earnings
The following table presents a roll-forward of the balance of credit losses on the Company’s debt securities for which a portion of OTTI was recognized in other comprehensive income (loss) for the years ended December 31, 2014, 2013 and 2012.

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Balance at beginning of year	$—	$259	$1,207
Amounts related to credit losses for which OTTI losses were not previously recognized	—	8	—
Additional credit losses for which OTTI losses were previously recognized	—	—	123
Reduction for permanent loss in value of securities during the period	—	—	(1,071)
Reduction for securities sold during the period (realized)	—	(267)	—
Balance at end of year	$—	$—	$259